Goodwill and Trade Name (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	21.00%	19.00%
Terminal growth rate	4.00%	4.00%
Period of projected cash flow	The growth rates used in the value in use calculation reflect those inherent within the Company's internal forecast, which is primarily a function of the future assumptions, past performance and management's expectation of future developments through fiscal 2024.
Impairment		$ 1,205
Goodwil
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	20.90%
Terminal growth rate	4.00%
Determination of assumptions	The estimated cash flows were developed using internal forecast.
Period of projected cash flow	Four years, extrapolated for the fifth year
Impairment	$ (3,800)	$ (1,205)
Trade Name
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ (14,000)